Income Taxes - Summary of Total Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax (benefit)/expense allocated to net income	$ (78.1)	$ 5.3	$ 18.4
Income tax (benefit)/expense allocated to other comprehensive income	(23.9)	0.3	0.5
Total income tax (benefit)/expense	$ (102.0)	$ 5.6	$ 18.9